Document And Entity Information	Sep. 10, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Oracle Corporation
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001341439
Document Period End Date	Sep. 10, 2020
Entity Emerging Growth Company	false
Entity File Number	001-35992
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-2185193
Entity Address, Address Line One	500 Oracle Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	506-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ORCL
Security Exchange Name	NYSE
Senior Notes Due January 2021 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.25% senior notes due January 2021
Trading Symbol	ORCL
Security Exchange Name	NYSE
Senior Notes Due July 2025 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.125% senior notes due July 2025
Trading Symbol	ORCL
Security Exchange Name	NYSE